Provisions - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 9,583	€ 10,852	€ 13,987	€ 13,225
Pensions and other post-retirement obligations
Disclosure of provision matrix [line items]
Provisions	3,185	3,976	6,358	5,558
Other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,242	1,751	1,382	1,239
Taxes and other legal contingencies
Disclosure of provision matrix [line items]
Provisions	1,996	2,200	3,057
Contingent liabilities and commitments
Disclosure of provision matrix [line items]
Provisions	733	700	739	€ 779
Other provisions
Disclosure of provision matrix [line items]
Provisions	€ 2,427	€ 2,225	€ 2,451